Offerings - Offering: 1	Jul. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (including shares underlying certain warrants)
Amount Registered	12,242,300
Proposed Maximum Offering Price per Unit	0.88
Maximum Aggregate Offering Price	$ 10,773,224
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,487.78
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction.

(2)

Pursuant to Rule 457(c) under the Securities Act of 1933, and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Common Stock covered by this Registration Statement is estimated to be $0.88, which is the closing price per share of Common Stock as reported on Nasdaq as of July 2, 2026.